CONCENTRATIONS AND RISKS - Concentration of credit risk (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
CONCENTRATIONS AND RISKS
Threshold percentage of securities issued on market value of portfolio	5.00%
Threshold amount of securities issued	$ 1.0